Schedule of related party balances (Details) (Parenthetical)			12 Months Ended
	Sep. 12, 2023 SGD ($)	Mar. 10, 2023 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 28, 2023 SGD ($)	Nov. 30, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Feb. 25, 2022 USD ($)	Feb. 25, 2022 SGD ($)
Related Party Transaction [Line Items]
Loan facility agreements offered				$ 2,000,000.0
Renovation project											$ 2,699,381	$ 3,618,250
Working capital			$ (111,452)	(152,264)	$ (1,728,148)
Ms Rhonda Wong And Ms Race Wong [Member]
Related Party Transaction [Line Items]
Working capital			$ 20,256	$ 27,674
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity								$ 240,000	$ 200,000
Payment for line of credit	$ 110,000	$ 169,817
Credit card settlements		291,392
Overpayments of long term lines of credit		$ 11,575
Mr. Loh [Member]
Related Party Transaction [Line Items]
performance obligations						$ 77,520				$ 103,908
Revolving Loan Facility Agreements [Member]
Related Party Transaction [Line Items]
Proceeds from repayments of related party debt						$ 1,708,478	$ 2,290,044